Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings (deficit)
Balance at beginning of period (in shares) at Dec. 31, 2022		200,485,621
Increase (decrease) in Equity [Roll Forward]
Shares used to settle options (in shares)		(982,328)
Balance at end of period (in shares) at Jun. 30, 2023		199,503,293
Balance at beginning of period at Dec. 31, 2022		$ 10,061	$ (5,014)	$ 851	$ 1,582,257	$ 328,878
Increase (decrease) in Equity [Roll Forward]
Repurchase of shares			(7,452)
Stock option expense				202
Distribution from retained earnings						(60,120)
Net income						26,068
Balance at end of period at Jun. 30, 2023	$ 1,875,731	$ 10,061	(12,466)	1,053	1,582,257	294,826
Balance at beginning of period (in shares) at Dec. 31, 2022		200,485,621
Balance at end of period (in shares) at Dec. 31, 2023	199,628,293	199,628,293
Balance at beginning of period at Dec. 31, 2022		$ 10,061	(5,014)	851	1,582,257	328,878
Balance at end of period at Dec. 31, 2023	$ 1,921,891	$ 10,061	(11,527)	1,124	1,582,257	339,976
Increase (decrease) in Equity [Roll Forward]
Distribution of treasury shares ( in shares)		400,000
Balance at end of period (in shares) at Jun. 30, 2024	200,028,293	200,028,293
Increase (decrease) in Equity [Roll Forward]
Shares distributed			2,950			(2,428)
Distribution from retained earnings						(119,897)
Loss on distributed treasury shares			2,950			(2,428)
Net income						127,881
Balance at end of period at Jun. 30, 2024	$ 1,930,397	$ 10,061	$ (8,577)	$ 1,124	$ 1,582,257	$ 345,532